UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 09289 )

Exact name of registrant as specified in charter: Putnam Tax Smart Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

Putnam Tax Smart Equity Fund

The fund's portfolio
1/31/07 (Unaudited)
COMMON STOCKS (99.5%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Omnicom Group, Inc.	17,300	$1,819,960

Aerospace and Defense (2.8%)
Boeing Co. (The)	28,100	2,516,636
General Dynamics Corp.	26,300	2,055,345
Lockheed Martin Corp.	18,600	1,807,734
United Technologies Corp.	24,100	1,639,282
		8,018,997

Airlines (0.8%)
AMR Corp. (NON)	23,900	885,495
JetBlue Airways Corp. (NON)	99,200	1,357,056
		2,242,551

Automotive (2.3%)
Harley-Davidson, Inc.	52,500	3,584,175
Johnson Controls, Inc.	32,100	2,967,966
		6,552,141

Banking (7.8%)
Bank of America Corp.	163,300	8,586,314
Commerce Bancorp, Inc.	207,700	7,016,106
U.S. Bancorp	187,300	6,667,880
		22,270,300

Biotechnology (1.4%)
Amgen, Inc. (NON)	43,100	3,032,947
Genentech, Inc. (NON)	9,200	803,804
		3,836,751

Building Materials (0.7%)
Sherwin-Williams Co. (The)	28,300	1,955,530

Commercial and Consumer Services (1.3%)
CDW Corp.	13,500	866,295
Dun & Bradstreet Corp. (The) (NON)	23,100	1,963,500
Equifax, Inc.	19,900	826,447
		3,656,242

Communications Equipment (3.5%)
Cisco Systems, Inc. (NON)	224,600	5,972,114
Corning, Inc. (NON)	70,400	1,467,136
Qualcomm, Inc.	63,000	2,372,580
		9,811,830

Computers (4.0%)
Apple Computer, Inc. (NON)	52,600	4,509,398
Dell, Inc. (NON)	103,400	2,507,450
Hewlett-Packard Co.	98,700	4,271,736
		11,288,584

Conglomerates (0.8%)
Danaher Corp.	30,700	2,273,642

Consumer Finance (7.4%)
Capital One Financial Corp.	156,400	12,574,560
Countrywide Financial Corp.	194,657	8,463,686
		21,038,246

Consumer Goods (0.6%)
Clorox Co.	26,200	1,714,004

Electronics (0.5%)
Amphenol Corp. Class A	21,600	1,462,752

Energy (0.5%)
BJ Services Co.	21,800	602,988
Halliburton Co.	29,600	874,384

		1,477,372

Financial (3.8%)
Chicago Mercantile Exchange Holdings, Inc. (The)	2,681	1,510,207
MGIC Investment Corp.	71,800	4,431,496
PMI Group, Inc. (The)	28,200	1,348,524
SLM Corp.	73,951	3,398,788
		10,689,015

Health Care Services (8.5%)
Aetna, Inc.	89,800	3,785,968
Caremark Rx, Inc.	39,000	2,389,140
CIGNA Corp.	17,900	2,369,960
Coventry Health Care, Inc. (NON)	35,300	1,819,715
Express Scripts, Inc. (NON)	41,500	2,885,080
Medco Health Solutions, Inc. (NON)	55,800	3,303,918
Quest Diagnostics, Inc.	22,400	1,175,552
UnitedHealth Group, Inc.	123,300	6,443,669
		24,173,002

Homebuilding (1.2%)
Lennar Corp.	20,800	1,131,104
NVR, Inc. (NON)	3,320	2,299,166
		3,430,270

Household Furniture and Appliances (0.8%)
Whirlpool Corp.	25,700	2,349,751

Insurance (7.2%)
ACE, Ltd. (Bermuda)	58,600	3,385,908
American International Group, Inc.	125,400	8,583,630
Berkshire Hathaway, Inc. Class B (NON)	604	2,215,079
Everest Re Group, Ltd. (Barbados)	52,200	4,885,920
Genworth Financial, Inc. Class A	40,800	1,423,920
		20,494,457

Investment Banking/Brokerage (9.7%)
Allied Capital Corp.	6,817	196,739
Bear Stearns Cos., Inc. (The)	45,800	7,550,130
E*Trade Financial Corp. (NON)	112,700	2,747,626
Franklin Resources, Inc.	36,100	4,299,871
Goldman Sachs Group, Inc. (The)	34,100	7,234,656
Lehman Brothers Holdings, Inc.	14,700	1,208,928
Morgan Stanley	51,300	4,247,127
		27,485,077

Lodging/Tourism (1.4%)
Carnival Corp.	22,700	1,170,412
Royal Caribbean Cruises, Ltd.	44,500	1,999,385
Wyndham Worldwide Corp. (NON)	26,068	813,322
		3,983,119

Machinery (0.7%)
Caterpillar, Inc.	32,100	2,056,647

Manufacturing (0.6%)
ITT Corp.	26,900	1,604,585

Media (1.4%)
Scripps Co. (E.W.) Class A	26,900	1,313,527
Walt Disney Co. (The)	73,000	2,567,410
		3,880,937

Medical Technology (1.2%)
Boston Scientific Corp. (NON)	64,600	1,191,870
Medtronic, Inc.	38,900	2,079,205
		3,271,075

Metals (0.4%)
United States Steel Corp.	14,200	1,185,558

Oil & Gas (6.3%)
Apache Corp.	24,000	1,751,280
ConocoPhillips	42,500	2,822,425
Devon Energy Corp.	30,200	2,116,718
EOG Resources, Inc.	20,900	1,444,817
Hess Corp.	36,800	1,986,832
Marathon Oil Corp.	13,600	1,228,624
Newfield Exploration Co. (NON)	26,700	1,143,027

Occidental Petroleum Corp.	42,100	1,951,756
Valero Energy Corp.	30,500	1,655,540
XTO Energy, Inc.	35,200	1,776,544
		17,877,563

Pharmaceuticals (1.5%)
Johnson & Johnson	64,300	4,295,240

Publishing (2.4%)
McGraw-Hill Cos., Inc. (The)	45,700	3,065,556
R. H. Donnelley Corp. (NON)	27,900	1,857,582
Wiley (John) & Sons, Inc. Class A	47,305	1,757,854
		6,680,992

Real Estate (1.0%)
CB Richard Ellis Group, Inc. Class A (NON)	75,800	2,850,838

Restaurants (1.1%)
Burger King Holdings, Inc. (NON)	44,677	927,495
Darden Restaurants, Inc.	32,000	1,252,480
Starbucks Corp. (NON)	27,600	964,344
		3,144,319

Retail (7.4%)
Barnes & Noble, Inc.	25,800	1,004,394
Bed Bath & Beyond, Inc. (NON)	70,000	2,953,300
Big Lots, Inc. (NON)	27,900	723,447
CVS Corp.	35,100	1,181,115
Federated Department Stores, Inc.	44,900	1,862,901
Home Depot, Inc. (The)	173,600	7,072,464
Kohl's Corp. (NON)	16,200	1,148,742
Nordstrom, Inc.	23,700	1,320,327
Ross Stores, Inc.	31,600	1,023,524
Staples, Inc.	105,300	2,708,316
		20,998,530

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	21,600	937,440

Semiconductor (0.7%)
Applied Materials, Inc.	113,900	2,019,447

Software (3.2%)
Autodesk, Inc. (NON)	48,400	2,116,048
Microsoft Corp.	124,600	3,845,156
Oracle Corp. (NON)	180,800	3,102,528
		9,063,732

Technology Services (3.3%)
Accenture, Ltd. Class A (Bermuda)	33,900	1,279,725
eBay, Inc. (NON)	49,300	1,596,827
Global Payments, Inc.	37,800	1,427,328
Google, Inc. Class A (NON)	5,353	2,683,459
Western Union Co. (The)	100,510	2,245,393
		9,232,732

Tobacco (0.4%)
Loews Corp. - Carolina Group	17,800	1,220,012

Total common stocks (cost $250,558,069)		$282,343,240

SHORT-TERM INVESTMENTS (0.7%)(a) (cost $2,067,662)
	Principal amount/ shares	Value

Putnam Prime Money Market Fund (e)	$2,067,662	$2,067,662

TOTAL INVESTMENTS

Total investments (cost $252,625,731) (b)		$284,410,902

NOTES

(a) Percentages indicated are based on net assets of $283,878,960.

(b) The aggregate identified cost on a tax basis is $252,757,483, resulting in gross unrealized appreciation and depreciation of $36,455,728 and  $4,802,309, respectively, or net unrealized appreciation of $31,653,419.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $22,516 for the period ended January 31, 2007. During the period ended January 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $11,117,516 and $12,111,832, respectively.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Smart Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: March 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2007